ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

January 30, 2012	Jeremy C. Smith T +1 202 508 4632 F +1 202 383 8331 jeremy.smith@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Registration Statement on Form N-14

Ladies and Gentleman:

Enclosed for filing on behalf of Met Investors Series Trust (the “Registrant”), is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed acquisition of the assets and liabilities of Lord Abbett Mid Cap Value Portfolio (formerly known as Neuberger Berman Mid Cap Value Portfolio) (the “Acquired Fund”), a series of Metropolitan Series Fund, Inc., by Lord Abbett Mid Cap Value Portfolio (the “Acquiring Fund”), a series of the Registrant, in exchange for Class A, Class B and Class E shares of the Acquiring Fund.

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special meeting of shareholders of the Acquired Fund at which shareholders of the Acquired Fund will be asked to vote on the proposed acquisition of the Acquired Fund by the Acquiring Fund. Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

No registration fee is being paid at the time of filing because the Registrant has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on February 29, 2012, pursuant to Rule 488, under the Securities Act of 1933, as amended.

Please direct any comments or questions on the enclosed materials to the undersigned at (202) 508-4632.

Sincerely,

/s/ Jeremy C. Smith

Jeremy C. Smith